T. ROWE PRICE Institutional Large-Cap Core Growth Fund
September 30, 2021 (Unaudited)

Portfolio of
Investments
‡
Shares/Par $ Value
(Cost and value in $000s)
‡
COMMON STOCKS 98.8%
COMMUNICATION
SERVICES 27.0%
Entertainment 5.4%
Netflix (1) 212,127 129,470
Roku (1) 25,989 8,144
Sea, ADR (1) 501,042 159,697
Spotify Technology (1) 89,039 20,064
Walt Disney (1) 184,964 31,290
348,665
Interactive Media & Services 21.4%
Alphabet, Class A (1) 39,910 106,700
Alphabet, Class C (1) 210,883 562,069
Facebook, Class A (1) 1,416,963 480,903
Pinterest, Class A (1) 889,787 45,335
Snap, Class A (1) 1,839,346 135,872
Tencent Holdings (HKD)  1,051,800 62,791
1,393,670
Wireless Telecommunication
Services 0.2%
T-Mobile U.S. (1) 113,666 14,522
14,522
Total Communication Services 1,756,857
CONSUMER
DISCRETIONARY 18.1%
Hotels, Restaurants & Leisure 1.6%
Booking Holdings (1) 14,305 33,958
Chipotle Mexican Grill (1) 28,537 51,866
Starbucks  141,898 15,653
101,477
Internet & Direct Marketing
Retail 12.1%
Alibaba Group Holding, ADR (1) 179,631 26,594
Amazon.com (1) 207,543 681,787
Coupang (1) 364,123 10,141
Delivery Hero (EUR) (1) 75,875 9,678
DoorDash, Class A (1) 283,005 58,294
786,494
Multiline Retail 0.6%
Dollar General  194,606 41,284
41,284
Specialty Retail 2.2%
Carvana (1) 279,675 84,333
Ross Stores  440,462 47,944
TJX  153,507 10,129
142,406
Textiles, Apparel & Luxury
Goods 1.6%
Lululemon Athletica (1) 134,343 54,369
NIKE, Class B  340,606 49,466
103,835
Total Consumer Discretionary 1,175,496
Shares/Par $ Value
(Cost and value in $000s)
‡
FINANCIALS 2.6%
Capital Markets 2.2%
Charles Schwab  391,960 28,550
Goldman Sachs Group  177,550 67,119
MSCI  13,426 8,168
S&P Global  98,730 41,950
145,787
Insurance 0.4%
Chubb  98,992 17,173
Marsh & McLennan  70,014 10,602
27,775
Total Financials 173,562
HEALTH CARE 9.6%
Biotechnology 0.0%
Exact Sciences (1) 3,836 366
366
Health Care Equipment &
Supplies 4.2%
Align Technology (1) 16,930 11,266
Danaher  246,944 75,179
DENTSPLY SIRONA  250,106 14,519
Intuitive Surgical (1) 106,504 105,881
Stryker  183,000 48,261
Teleflex  43,703 16,456
271,562
Health Care Providers &
Services 2.7%
HCA Healthcare  222,438 53,990
Humana  48,086 18,713
UnitedHealth Group  268,410 104,878
177,581
Health Care Technology 0.3%
Veeva Systems, Class A (1) 74,168 21,373
21,373
Life Sciences Tools & Services 0.6%
Thermo Fisher Scientific  65,937 37,672
37,672
Pharmaceuticals 1.8%
AstraZeneca, ADR  249,803 15,003
Eli Lilly  281,718 65,091
Zoetis  184,459 35,811
115,905
Total Health Care 624,459
INDUSTRIALS & BUSINESS
SERVICES 1.8%
Commercial Services &
Supplies 0.4%
Cintas  16,624 6,328
Copart (1) 118,265 16,406
22,734
Industrial Conglomerates 0.7%
General Electric  194,551 20,045

T. ROWE PRICE Institutional Large-Cap Core Growth Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Roper Technologies  61,754 27,550
47,595
Professional Services 0.7%
CoStar Group (1) 325,643 28,025
Equifax  30,395 7,703
TransUnion  87,314 9,806
45,534
Total Industrials & Business Services 115,863
INFORMATION
TECHNOLOGY 39.4%
Electronic Equipment, Instruments
& Components 0.2%
TE Connectivity  75,908 10,416
10,416
IT Services 12.2%
Affirm Holdings (1) 311,591 37,120
ANT International, Class C, Acquisition
Date: 6/7/18, Cost $6,963 (1)(2)(3) 1,241,204 6,690
Fidelity National Information Services  112,126 13,644
Fiserv (1) 471,615 51,170
Global Payments  344,972 54,361
Mastercard, Class A  361,186 125,577
MongoDB (1) 86,966 41,005
PayPal Holdings (1) 543,621 141,456
Shopify, Class A (1) 33,142 44,933
Snowflake, Class A (1) 38,548 11,658
Square, Class A (1) 238,165 57,122
Toast, Class A (1) 27,155 1,356
Twilio, Class A (1) 33,801 10,784
Visa, Class A  872,035 194,246
791,122
Semiconductors & Semiconductor
Equipment 4.9%
Advanced Micro Devices (1) 575,811 59,251
ASML Holding  75,070 55,935
Marvell Technology  407,831 24,596
Monolithic Power Systems  44,180 21,413
NVIDIA  508,129 105,264
Taiwan Semiconductor Manufacturing,
ADR  187,832 20,972
Texas Instruments  175,203 33,676
321,107
Software 17.5%
Atlassian, Class A (1) 80,466 31,496
Bill.com Holdings (1) 93,600 24,986
Canva, Acquisition Date: 8/16/21,
Cost $1,825 (1)(2)(3) 1,071 1,825
Coupa Software (1) 64,439 14,124
Crowdstrike Holdings, Class A (1) 29,754 7,313
Datadog, Class A (1) 104,637 14,790
DocuSign (1) 135,765 34,950
Fortinet (1) 130,695 38,168
Intuit  240,431 129,715
Microsoft  1,970,682 555,575
Paycom Software (1) 12,061 5,979
salesforce.com (1) 68,504 18,580
Shares/Par $ Value
(Cost and value in $000s)
‡
ServiceNow (1) 249,150 155,039
Synopsys (1) 195,882 58,649
Zoom Video Communications, Class
A (1) 179,852 47,031
1,138,220
Technology Hardware, Storage &
Peripherals 4.6%
Apple  2,136,950 302,378
302,378
Total Information Technology 2,563,243
MATERIALS 0.3%
Chemicals 0.3%
Linde  53,584 15,720
Sherwin-Williams  9,401 2,630
Total Materials 18,350
Total Common Stocks (Cost
$2,965,790) 6,427,830
CONVERTIBLE BONDS 0.3%
Rivian Automotive, 0.00%, 7/23/26,
Acquisition Date: 7/23/21,
Cost $18,957 (1)(2)(3) 18,956,871 18,957
Total Convertible Bonds (Cost
$18,957) 18,957
CONVERTIBLE PREFERRED STOCKS 0.6%
CONSUMER DISCRETIONARY 0.4%
Automobiles 0.4%
Rivian Automotive, Series F,
Acquisition Date: 1/19/21,
Cost $14,255 (1)(2)(3) 386,836 27,477
Total Consumer Discretionary 27,477
INFORMATION TECHNOLOGY 0.2%
Software 0.2%
Databricks, Series G, Acquisition Date:
2/1/21, Cost $1,958 (1)(2)(3) 11,038 2,433
Databricks, Series H, Acquisition Date:
8/31/21, Cost $5,925 (1)(2)(3) 26,877 5,925
Gusto, Series E, Acquisition Date:
7/13/21, Cost $2,990 (1)(2)(3) 98,373 2,990
Total Information Technology 11,348
Total Convertible Preferred Stocks
(Cost $25,128) 38,825

T. ROWE PRICE Institutional Large-Cap Core Growth Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
SHORT-TERM INVESTMENTS 0.4%
Money Market Funds 0.4%
T. Rowe Price Government Reserve
Fund, 0.05% (4)(5) 23,060,885 23,061
Total Short-Term Investments (Cost
$23,061) 23,061
Total Investments in
Securities 100.1%
(Cost $3,032,936) $ 6,508,673
Other Assets Less Liabilities (0.1)% (3,474)
Net Assets 100.0% $ 6,505,199
‡ Shares/Par are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) Level 3 in fair value hierarchy.
(3) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules
("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period end amounts to $66,297 and represents 1.0% of net assets.
(4) Seven-day yield
(5) Affiliated Companies
ADR American Depositary Receipts
EUR Euro
HKD Hong Kong Dollar

T. ROWE PRICE Institutional Large-Cap Core Growth Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended September 30, 2021. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 0.05% $ — $ — $ 12
T. Rowe Price Short-Term Fund, 0.07% — — —++
Totals $ —# $ — $ 12+
Supplementary Investment Schedule
Affiliate
Value
12/31/20
Purchase
Cost
Sales
Cost
Value
09/30/21
T. Rowe Price Government Reserve Fund, 0.05% $ 11,292  ¤  ¤ $ 23,061
T. Rowe Price Short-Term Fund, 0.07% 1,363  ¤  ¤ —
Total $ 23,061^
#
Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
++
Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+
Investment income comprised $12 of dividend income and $0 of interest income.
¤
Purchase and sale information not shown for cash management funds.
^
The cost basis of investments in affiliated companies was $23,061.

T. ROWE PRICE Institutional Large-Cap Core Growth Fund
Unaudited

Notes to Portfolio of Investments
T. Rowe Price Institutional Large-Cap Core Growth Fund (the fund) is registered under the Investment Company Act of 1940 (the 1940
Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting
Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe
Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with
GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes policies and procedures used in valuing financial instruments, including those which cannot be valued in accordance with normal procedures or using pricing vendors; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; evaluates the services and performance of the pricing vendors; oversees the pricing process to ensure policies and procedures are being followed; and provides guidance on internal controls and valuation-related matters. The Valuation Committee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the fund’s own assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security.
Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the fund determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the fund uses information from outside pricing services to evaluate and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that

T. ROWE PRICE Institutional Large-Cap Core Growth Fund

represent foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations or market-based valuations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Committee, in accordance with fair valuation policies and procedures. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the investment. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on September 30, 2021 (for further detail by category, please refer to the accompanying Portfolio of Investments):
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 6,346,846 $ 72,469 $ 8,515 $ 6,427,830
Convertible Bonds — — 18,957 18,957
Convertible Preferred Stocks — — 38,825 38,825
Short-Term Investments 23,061 — — 23,061
Total $ 6,369,907 $ 72,469 $ 66,297 $ 6,508,673

T. ROWE PRICE Institutional Large-Cap Core Growth Fund

Following is a reconciliation of the fund’s Level 3 holdings for the period ended September 30, 2021. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any. The change in unrealized gain/loss on Level 3 instruments held at September 30, 2021, totaled $9,590,000 for the period ended September 30, 2021.
E148-054Q3 09/21
($000s)
Beginning
Balance
12/31/20
Gain (Loss)
During
Period
Total
Purchases
Ending
Balance
9/30/21
Investment in Securities
Common Stocks $ 10,798 $ (4,108) $ 1,825 $ 8,515
Convertible Bonds — — 18,957 18,957
Convertible Preferred Stocks — 13,698 25,127 38,825
Total $ 10,798 $ 9,590 $ 45,909 $ 66,297